Goodwill and Intangible Assets, net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, net
(13) Goodwill and Intangible Assets, net
Intangible assets, net were comprised of the following at December 31, 2023 (in thousands, except for weighted-average period):

	Estimated life	Cost Basis	Accumulated Amortization	Net	Remaining Weighted- Average Amortization Period
Tradenames	5 years	$1,233	$(609)	$624	2.53
Customer relationships	5 years	2,574	(1,271)	1,303	2.53
Software applications	5 years	3,771	(1,862)	1,909	2.53

		$7,578	$(3,742)	$3,836

Intangible assets, net were comprised of the following at December 31, 2022 (in thousands, except for weighted-average period):

	Estimated life	Cost Basis	Accumulated Amortization	Net	Remaining Weighted- Average Amortization Period
Tradenames	5 years	$1,233	$(363)	$870	3.54
Customer relationships	5 years	2,574	(756)	1,818	3.54
Software applications	5 years	3,771	(1,108)	2,663	3.54

		$7,578	$(2,227)	$5,351

Amortization expense related to the intangibles with estimated lives of five years totaled $1.5 million and $1.5 million for the year ended December 31, 2023 and 2022, respectively. Amounts are included in depreciation and amortization in the consolidated Statements of Income (Loss) and Comprehensive Income (Loss).
Estimated future amortization expense as of December 31, 2023 approximately as follows (in thousands):

Amount
2024	$1,516
2025	1,516
2026	804

Total	3,836

There was no change in the amount of goodwill
for
the year ended December 31, 2023 and December 31, 2022.